Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

October 11, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Multi-Manager Value Strategies Fund (the Fund)

Post-Effective Amendment No. 202

      File No. 333-131683 /811-21852

Dear Mr. Cowan:

The Registrant is filing Post-Effective Amendment No. 202 (the Amendment) pursuant to Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”) for the purpose of adding a new share class (Institutional 3 Class) to the Fund.

Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all disclosure in the prospectus and Statement of Additional Information other than that which describes Institutional 3 Class eligibility for the Fund is identical or substantially similar to that found in prior filings of the Registrant.

No fees are required in connection with the Post-Effective Amendment filing.

If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II